UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                          OPPENHEIMER BALANCED FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.



Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--53.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
McDonald's Corp.                                                            154,500   $      4,811,130
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                      69,600          2,093,568
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                                       103,600          2,307,172
-------------------------------------------------------------------------------------------------------
MEDIA--6.4%
Liberty Media Corp., Cl. A                                                1,495,000         15,503,150
-------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                   46,794          2,046,770
-------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                            1,645,384         15,565,333
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         131,800          4,590,594
                                                                                      -----------------
                                                                                            37,705,847
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                                              82,300          1,797,432
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Constellation Brands, Inc., Cl. A 1                                         133,900          7,079,293
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Tyson Foods, Inc., Cl. A                                                    233,800          3,899,784
-------------------------------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                                          199,600         13,051,844
-------------------------------------------------------------------------------------------------------
ENERGY--4.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                              73,500          3,178,875
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.9%
BP plc, ADR                                                                  50,400          3,144,960
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          34,900          2,641,930
-------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                        44,300          6,002,650
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                           81,000          3,128,966
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                       137,700          4,712,198
-------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            1,700            397,768
-------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                               24,000          2,813,520
                                                                                      -----------------
                                                                                            22,841,992
-------------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
UBS AG                                                                       25,042          2,114,044
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Bank of America Corp.                                                       138,968          6,128,489
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               61,215          3,116,456
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            54,600          3,265,080
                                                                                      -----------------
                                                                                            12,510,025
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc.                                                             164,100          7,374,654
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        100,500          3,477,300
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               70,500          6,638,280
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               30,600          1,751,850
                                                                                      -----------------
                                                                                            19,242,084


1            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
Assured Guaranty Ltd.                                                       181,900   $      3,265,105
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                        35,300          3,004,383
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             285,100          7,845,952
                                                                                      -----------------
                                                                                            14,115,440
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                         140,500          2,326,680
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Countrywide Financial Corp.                                                  81,700          2,651,982
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  52,700          3,330,640
                                                                                      -----------------
                                                                                             5,982,622
-------------------------------------------------------------------------------------------------------
HEALTH CARE--7.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.8%
MedImmune, Inc. 1                                                           167,900          3,997,699
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       158,300          6,677,094
                                                                                      -----------------
                                                                                            10,674,793
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Beckman Coulter, Inc.                                                        61,000          4,053,450
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Manor Care, Inc.                                                             47,600          1,730,736
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                    349,700          4,032,041
                                                                                      -----------------
                                                                                             5,762,777
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
GlaxoSmithKline plc, ADR                                                     62,600          2,874,592
-------------------------------------------------------------------------------------------------------
Novartis AG                                                                  89,813          4,188,871
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                207,600          5,453,652
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                       175,200          3,179,880
-------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                              170,700          5,245,611
                                                                                      -----------------
                                                                                            20,942,606
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Empresa Brasileira de Aeronautica SA, ADR                                   101,400          3,173,820
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                               174,700          6,500,587
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                    680,864          6,590,764
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                121,800          4,713,660
                                                                                      -----------------
                                                                                            20,978,831
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Cendant Corp.                                                               621,400         12,763,556
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
GrafTech International Ltd. 1                                               164,200            934,298
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                                                         97,900          3,530,274
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      48,800          1,649,440
                                                                                      -----------------
                                                                                             5,179,714
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.6%
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.2%
Hewlett-Packard Co.                                                         145,400          3,190,076
-------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
International Business Machines Corp.                                       103,500   $      9,457,830
                                                                                      -----------------
                                                                                            12,647,906
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1                                            347,800          4,187,512
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                           481,500            775,215
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                                           115,700          1,884,753
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Freescale Semiconductor, Inc., Cl. A 1                                      282,900          4,795,155
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 128,600          2,987,378
                                                                                      -----------------
                                                                                             7,782,533
-------------------------------------------------------------------------------------------------------
SOFTWARE--5.0%
Computer Associates International, Inc.                                         134              3,631
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                           245,400          1,766,880
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             290,000          7,009,300
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                              640,300          3,816,188
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             85,800          1,552,980
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                       391,700         15,315,470
                                                                                      -----------------
                                                                                            29,464,449
-------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                58,900          2,818,954
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,2                                                     18                747
                                                                                      -----------------
                                                                                             2,819,701
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce, Sponsored ADR                                   115,800          3,076,806
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                                                33,700          1,269,479
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1                                                          494,600          7,315,134
-------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                                             375,000                 --
                                                                                      -----------------
                                                                                             7,315,134
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc. 1                                           1,707             44,467
-------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                           389,900          6,386,562
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                      245,000          2,788,100
                                                                                      -----------------
                                                                                             9,174,662
                                                                                      -----------------
Total Common Stocks (Cost $235,114,568)                                                    316,790,474


3            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              UNITS              VALUE
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,2                                      2,593   $             26
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                               8,881              5,950
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,2                                 31                199
                                                                                      -----------------
Total Rights, Warrants and Certificates (Cost $38,932)                                           6,175

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.0%
-------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91%, 4/20/08 2,3                             $    370,000            370,000
-------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                         177,608            177,412
-------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                      864,875            862,641
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                    1,420,000          1,418,278
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-
Backed Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                        1,270,000          1,249,744
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                      116,949            116,728
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                    476,268            473,486
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 2                                    450,000            450,000
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                       61,143             61,054
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                      276,246            275,782
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                      187,213            186,922
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                     835,011            832,546
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                    270,000            268,343
Series 2004-1, Cl. 2A1, 2.96%, 9/25/21 3                                    213,145            213,279
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                         221,687            222,780
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                  900,000            893,732
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                    1,180,000          1,204,251
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                    1,050,000          1,052,326
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         180,000            176,740
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3, Cl. AF1, 2.97%, 8/25/33 3                  165,997            166,105
-------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                    347,819            347,384
-------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2002-4, Cl. A1, 3.22%, 2/25/33 3          145,408            147,109
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                        249,257            249,806
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                       478,918            481,558
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                       698,092            697,523
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                      966,471            964,514
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      1,720,000          1,712,528


4            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
Series 2005-A, Cl. A2, 3.17%, 9/8/07 2                                 $  1,550,000   $      1,545,347
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                      230,000            227,716
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                    1,764,633          1,758,848
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                      930,000            921,811
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       567,652            566,163
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                       279,501            279,271
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                       674,126            673,010
Series 2005-1, Cl. A2, 3.21%, 5/21/07 2                                     630,000            628,351
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                             194,538            194,366
-------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                      302,544            302,382
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                       224,898            224,812
-------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.16%, 3/15/16 3                                  1,710,000          1,814,864
-------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                          546,729            545,202
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                              840,000            836,026
-------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                      145,179            145,539
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                       613,669            611,655
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 2,3                                     386,701            387,004
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 2                                 340,000            335,953
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                    260,000            257,167
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                    420,000            420,000
-------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                                                   2,305,796          2,324,769
-------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mg.-Backed
Obligations, Series 2002-B, Cl. A4, 4.39%, 5/15/09                        1,992,250          2,001,606
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                       93,724             93,720
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                     1,300,437          1,297,441
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                     1,030,000          1,027,318
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       820,000            816,520
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                     1,040,000          1,034,231
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                     1,080,000          1,078,783
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                         307,065            306,665
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              740,000            736,800
-------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                $  1,357,218   $      1,346,594
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                      287,461            287,251
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                    1,070,000          1,064,288
                                                                                      -----------------
Total Asset-Backed Securities (Cost $41,517,256)                                            41,364,044

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--32.1%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--27.6%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--27.5%
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                                               10,530,716         10,784,624
6.50%, 7/1/28-4/1/34                                                      1,299,123          1,353,108
7%, 5/1/29-11/1/32                                                        2,741,363          2,889,894
7%, 6/1/35 4                                                              3,038,000          3,197,495
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                          208,034            209,049
Series 2055, Cl. ZM, 6.50%, 5/15/28                                         653,776            677,897
Series 2075, Cl. D, 6.50%, 8/15/28                                        1,498,371          1,556,438
Series 2080, Cl. Z, 6.50%, 8/15/28                                          418,899            433,458
Series 2387, Cl. PD, 6%, 4/15/30                                            783,740            804,463
Series 2466, Cl. PD, 6.50%, 4/15/30                                          80,540             80,615
Series 2498, Cl. PC, 5.50%, 10/15/14                                         99,941            100,647
Series 2500, Cl. FD, 3.31%, 3/15/32 3                                       241,644            242,638
Series 2526, Cl. FE, 3.21%, 6/15/29 3                                       301,578            303,250
Series 2550, Cl. QK, 4.50%, 4/15/22                                         341,907            342,607
Series 2551, Cl. FD, 3.21%, 1/15/33 3                                       240,550            242,501
Series 2583, Cl. KA, 5.50%, 3/15/22                                       1,721,668          1,742,536
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 5.864%, 6/1/26 5                                        428,746             90,677
Series 183, Cl. IO, 3.74%, 4/1/27 5                                         679,740            147,312
Series 184, Cl. IO, 8.29%, 12/1/26 5                                        711,828            145,101
Series 192, Cl. IO, 10.937%, 2/1/28 5                                       191,696             38,690
Series 200, Cl. IO, 10.725%, 1/1/29 5                                       235,395             49,058
Series 2130, Cl. SC, 14.205%, 3/15/29 5                                     524,821             41,856
Series 2796, Cl. SD, 21.186%, 7/15/26 5                                     735,235             64,797
Series 2920, Cl. S, 30.867%, 1/15/35 5                                    4,628,951            258,295
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.857%, 6/1/26 6                  188,688            159,756
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 4                                                      37,348,072         36,941,027
5.50%, 3/1/33-1/1/34                                                      5,596,194          5,616,474
5.50%, 4/1/20-4/1/35 4                                                   38,356,000         38,570,857
6%, 5/1/16-8/1/24                                                         8,707,250          8,971,971
6%, 4/1/20 4                                                              4,621,000          4,772,624
6.50%, 11/1/27-10/1/30                                                    1,258,839          1,312,002
6.50%, 4/1/35 4                                                          22,840,000         23,703,626
7%, 7/1/34-8/1/34                                                         1,769,472          1,865,281
7.50%, 7/1/30-9/1/30                                                        919,360            984,100


6            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
8.50%, 7/1/32                                                          $     47,555   $         51,644
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      1,153,490          1,198,886
Trust 1998-63, Cl. PG, 6%, 3/25/27                                          199,829            200,311
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          432,673            437,037
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          423,074            431,275
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          331,841            335,681
Trust 2001-74, Cl. PD, 6%, 5/25/30                                          139,925            141,828
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 3                                   379,783            382,369
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                       536,747            536,990
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                       1,438,000          1,518,438
Trust 2003-10, Cl. HP, 5%, 2/25/18                                        1,660,000          1,642,361
Trust 2003-81, Cl. PA, 5%, 2/25/12                                          133,475            133,552
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       1,110,000          1,101,837
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.929%, 2/1/32 5                                          424,446             95,163
Trust 2002-47, Cl. NS, 12.675%, 4/25/32 5                                   927,002             85,191
Trust 2002-51, Cl. S, 12.94%, 8/25/32 5                                     851,206             78,226
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 3.40%, 6/1/23 5                                         1,394,802            281,286
Trust 233, Cl. 2, 7.631%, 8/1/23 5                                        1,314,020            281,393
Trust 240, Cl. 2, 6.23%, 9/1/23 5                                         2,138,934            441,263
Trust 252, Cl. 2, 0.567%, 11/1/23 5                                       1,081,277            212,296
Trust 254, Cl. 2, 3.712%, 1/1/24 5                                          540,431            106,048
Trust 273, Cl. 2, 5.74%, 7/1/26 5                                           310,621             64,566
Trust 321, Cl. 2, (1.72)%, 3/1/32 5                                       4,356,573          1,001,632
Trust 329, Cl. 2, 7.277%, 1/1/33 5                                          961,146            229,576
Trust 331, Cl. 9, (14.483)%, 12/1/32 5                                    1,226,065            268,441
Trust 333, Cl. 2, 8.18%, 3/1/33 5                                         4,456,884          1,075,364
Trust 334, Cl. 17, (6.605)%, 2/1/33 5                                       701,568            154,540
Trust 2001-81, Cl. S, 17.217%, 1/25/32 5                                    439,231             40,510
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 5                                    635,412             61,004
Trust 2002-52, Cl. SD, 7.319%, 9/25/32 5                                  1,060,831             95,426
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 5                                  566,533             55,496
Trust 2004-54, Cl. DS, 18.428%, 11/25/30 5                                  870,316             66,430
Trust 2005-6, Cl. SE, 27.111%, 2/25/35 5                                  3,041,466            185,164
Trust 2005-19, Cl. SA, 27.69%, 3/25/35 5                                 12,499,926            722,593
Trust 2005-40, Cl. SA, 0%, 5/25/35 4,5                                    2,590,000            150,948
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 7.615%, 9/25/23 6              443,073            374,472
                                                                                      -----------------
                                                                                           162,933,961
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                             265,657            286,769
-------------------------------------------------------------------------------------------------------


7            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 12.767%, 1/16/27 5                             $    848,987   $         71,395
Series 2002-15, Cl. SM, 7.742%, 2/16/32 5                                   968,619             84,386
Series 2002-76, Cl. SY, 12.817%, 12/16/26 5                               1,947,047            178,454
Series 2004-11, Cl. SM, 8.358%, 1/17/30 5                                   760,859             62,035
                                                                                      -----------------
                                                                                               683,039
-------------------------------------------------------------------------------------------------------
PRIVATE--4.5%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--4.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42        1,000,000            978,251
-------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    1,443,452          1,465,087
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    1,122,733          1,154,310
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                     767,281            767,857
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 3                                   354,246            353,766
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 490,000            490,503
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                      1,629,749          1,663,832
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                     680,000            716,815
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-C1, Cl. A3, 4.578%, 6/10/48                        440,000            432,218
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl.A4, 4.547%, 12/10/41                        640,000            627,995
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29               455,392            476,855
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42             890,000            876,859
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                    683,335            664,886
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                    410,000            409,452
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.513%, 12/25/34 2,3                                      1,456,161          1,454,404
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                         1,762,141          1,802,991
-------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                 2,476,850          2,469,747
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                       780,000            826,726
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-
Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                             983,000          1,105,314
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                  1,300,000          1,282,580
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                  1,450,000          1,453,002
-------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 3                            $  2,024,424   $      2,026,405
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                 1,357,729          1,360,727
Series 2004-W, Cl. A2, 4.623%, 11/25/34 3                                   693,409            693,123
                                                                                      -----------------
                                                                                            25,553,705
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.2%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 3                     990,513            991,593
                                                                                      -----------------
                                                                                               991,593
                                                                                      -----------------
Total Mortgage-Backed Obligations (Cost $190,667,739)                                      190,162,298

-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.5%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                     2,150,000          2,124,572
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                           2,535,000          2,527,438
6.875%, 9/15/10                                                           1,500,000          1,667,819
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                            4,315,000          4,331,725
7.25%, 5/15/30                                                              775,000          1,002,205
7.25%, 1/15/10 7                                                          3,300,000          3,687,941
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                              795,000          1,014,498
Series A, 6.79%, 5/23/12                                                  7,916,000          8,928,243
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                             510,000            511,355
5.375%, 2/15/31                                                           1,076,000          1,173,051
5.50%, 8/15/28                                                              645,000            700,883
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.50%, 9/30/06-10/31/06                               5,390,000          5,297,077
                                                                                      -----------------
Total U.S. Government Obligations (Cost $33,248,915)                                        32,966,807

-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $519,124)                  475,000            525,588
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--15.3%
-------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93          400,000            465,736
-------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                               1,185,000          1,219,776
-------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 8          480,000            483,955
-------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                 600,000            708,455
8.70% Sr. Unsec. Debs., 5/1/30                                              310,000            392,192
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                      540,000            560,925
-------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                245,000            242,830
-------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                        330,000            324,217
-------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                       435,000            432,003
-------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                         835,000            816,881
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12              1,000,000          1,169,836
-------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                       750,000            986,724
-------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.875% Sr. Unsec. Nts., 1/15/13                                              15,000             14,912
7.80% Jr. Unsec. Sub. Nts., 2/15/10                                         400,000            453,253
-------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                   $    100,000   $        108,395
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                     565,000            601,725
-------------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
5.75% Sr. Nts., 2/15/07                                                     201,000            206,497
6.50% Nts., 2/15/12 7                                                       750,000            814,805
-------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds, 12/15/30                      615,000            821,928
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                           161,000            158,923
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                     690,000            711,716
8.125% Unsec. Nts., Series B, 7/15/05                                       270,000            273,638
-------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         1,155,000          1,245,829
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                            610,000            648,125
-------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                   1,410,000          1,491,255
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                       950,000          1,100,347
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
6.625% Unsec. Sub. Nts., 6/15/32                                            795,000            889,405
6.875% Unsec. Nts., 2/15/98                                                 450,000            514,031
-------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                        291,000            320,100
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                           360,000            461,411
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                       610,000            625,269
-------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                  168,000            168,439
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                          975,000          1,085,728
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                       145,000            160,156
-------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                       650,000            695,402
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13               1,370,000          1,400,165
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                      585,000            616,119
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                     555,000            553,041
-------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09              1,355,000          1,460,115
-------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                            540,000            658,766
-------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                           670,000            658,817
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                     770,000            886,506
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   530,000            606,946
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               580,000            595,733
-------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                      645,000            649,807
-------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                             180,000            188,229
8.10% Unsec. Nts., 8/1/10                                                   420,000            477,578
8.375% Nts., 3/15/06                                                        425,000            441,983
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08           810,000            853,685
-------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    1,320,000          1,279,749
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   495,000            503,601
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                  565,000            641,969
-------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                      240,000            254,658
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                255,000            256,359
-------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 3                                                630,000            721,731
8.75% Sr. Unsec. Nts., 3/1/31 3                                             210,000            277,221
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                               425,000            417,828
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                                       354,000            371,258


10           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
9.80% Unsub. Nts., 12/15/08 3                                          $    141,000   $        164,794
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                  950,000            937,091
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                        1,220,000          1,134,027
8% Bonds, 11/1/31                                                           970,000            846,835
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            1,325,000          1,366,139
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06          345,000            337,273
-------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                          464,000            469,219
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                    1,560,000          1,500,591
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                450,000            480,550
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        1,480,000          1,443,303
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                540,000            591,300
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                   545,000            538,579
8.75% Sr. Unsec. Nts., 8/15/08                                              400,000            447,772
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                    1,160,000          1,165,800
-------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                        947,000          1,082,505
-------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 1,10                                                               250,000            215,000
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                          595,000            639,856
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     1,435,000          1,461,649
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                   905,000            969,391
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      1,000,000          1,083,137
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                             765,000            816,797
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                        125,000            131,939
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                 580,000            597,602
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                         725,000            684,420
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             615,000            623,262
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                    455,000            544,969
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                835,000            848,525
-------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                         536,000            528,948
7.90% Unsec. Debs., 10/15/07                                                495,000            530,355
-------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                             1,095,000          1,236,415
-------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                 160,000            166,283
-------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                          1,150,000          1,125,996
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 8                                 1,155,000          1,161,560
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           1,405,000          1,378,877
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                          570,000            623,075
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                83,000             89,429
-------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                         180,000            176,483
7.875% Sr. Unsec. Nts., 11/15/10                                            790,000            901,936
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                            767,000            856,383
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                                      405,000            438,818
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 8                                                                    414,295            392,373
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                 900,000          1,141,851
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                   920,000          1,199,521
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            560,000            575,942
-------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2                      595,000            614,338
-------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                           500,000            577,581
-------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                               $    225,000   $        226,865
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                             1,445,000          1,446,342
-------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         602,000            678,344
-------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                  555,000            556,654
5.625% Unsec. Unsub. Nts., 8/15/14                                          535,000            538,442
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                 595,000            611,903
8.75% Nts., 3/15/32                                                         530,000            689,679
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07              900,000            933,750
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2,9                   221,615            222,723
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                           640,000            632,209
7.75% Unsec. Sub. Nts., 5/1/10                                               57,000             64,809
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  1,145,000          1,437,056
-------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                          475,000            535,563
-------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8                         770,000            752,199
-------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                               530,000            655,828
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                   500,000            636,323
-------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                    565,000            608,788
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08         1,080,000          1,057,029
-------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                           555,000            538,215
-------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                      850,000            865,179
6.375% Nts., 10/15/11                                                       750,000            801,734
6.75% Sr. Unsub. Nts., 2/15/11                                              378,000            410,092
------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                             348,000            340,738
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                            163,000            159,768
3.50% Sr. Unsec. Nts., 10/15/07                                             845,000            826,459
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 1,225,000          1,256,111
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                        220,000            246,633
7.125% Sr. Unsec. Nts., 10/1/07                                             800,000            849,016
-------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,9                   146,000            160,600
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                         1,230,000          1,284,072
                                                                                      -----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $90,749,647)                          91,008,295

-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
-------------------------------------------------------------------------------------------------------
Undivided interest of 2.66% in joint repurchase agreement
(Principal Amount/Value $838,272,000, with a maturity value of
$838,336,035) with UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $22,318,705 on 4/1/05, collateralized by Federal
National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34, with a value of
$857,182,684 (Cost $22,317,000)                                          22,317,000         22,317,000


12           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with                          695,140,681
Cash Collateral from Securities Loaned) (Cost $614,173,181)
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED --1.6%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
Undivided interest of 1.73% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity value of
$500,040,972) with Merrill Lynch Securities/MLPFS, 2.95%, dated
3/31/05, to be repurchased at $8,650,472 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.00%-7.76%, 6/15/09-1/25/45, with a
value of $525,002,014 11                                               $  8,649,763   $      8,649,763
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 3.055%, 4/1/05 11                                             500,000            500,000
-------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 2.975%, 4/1/05 11                           500,000            500,000
                                                                                      -----------------
                                                                                             1,000,000
                                                                                      -----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $9,649,763)                                                                     9,649,763

-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $623,822,944)                               118.8%       704,790,444
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                         (18.8)      (111,655,286)

                                                                       --------------------------------
NET ASSETS                                                                    100.0%  $    593,135,158
                                                                       ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $11,172,093, which represents 1.88% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,984,612 or 1.18% of the Fund's net assets as of March 31, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $534,228 or 0.09% of the Fund's net assets as of March 31, 2005.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,431,019. See accompanying Notes to Quarterly Statement of Investments

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,507,292 or 1.43% of the Fund's net assets as of March 31, 2005.

9. Interest or dividend is paid-in-kind.

10. Issue is in default. See accompanying Notes to Quarterly Statement of Investments

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 624,063,097
                                              =============


13           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Gross unrealized appreciation                 $  94,312,907
Gross unrealized depreciation                   (13,585,560)
                                              -------------
Net unrealized appreciation                   $  80,727,347
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $133,106,156 of securities on a when-issued basis or forward commitment and sold $28,633,554 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than loweryielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $215,000, representing 0.04% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


14           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:


15           |            OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                              EXPIRATION    NUMBER OF        VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION               DATES    CONTRACTS         MARCH 31, 2005         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

U.S. Long Bonds                  6/21/05          232    $        25,839,000      $       (240,214)

U.S. Treasury Nts., 10 yr.       6/21/05           44              4,807,688                 9,176
                                                                                  -----------------
                                                                                          (231,038)
                                                                                  -----------------

CONTRACTS TO SELL

U.S. Treasury Nts., 2 yr.        6/30/05          291             60,205,172               178,153

U.S. Treasury Nts., 5 yr.        6/21/05          493             52,797,219               414,331
                                                                                  -----------------
                                                                                           592,484
                                                                                  -----------------
                                                                                  $        361,446
                                                                                  =================

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                           PAID BY        RECEIVED BY
           SWAP         NOTIONAL       THE FUND AT        THE FUND AT   TERMINATION       UNREALIZED
   COUNTERPARTY           AMOUNT    MARCH 31, 2005     MARCH 31, 2005         DATES     DEPRECIATION
-----------------------------------------------------------------------------------------------------
                                                     Value of total
Goldman Sachs                                        return of Lehman
Capital Markets                    One-Month LIBOR   Brothers CMBS
LP                $    4,250,000               BBA   Index                   4/4/05   $       50,810

Index abbreviations are as follows:

CMBS               Commercial Mortgage Backed Securities Markets
LIBOR BBA          London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $13,581,827. Collateral of $13,854,613 was received for the loans, of which $9,649,763 was received in cash and subsequently invested in approved instruments.


16           |            OPPENHEIMER BALANCED FUND/VA


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005